Fidelity (logo) InvestmentsR|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000

November 30, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  File Room

Re:	Fidelity Summer Street Trust (the trust):
Fidelity Series Floating Rate High Income Fund (the fund)
File Nos. 002-58542 and 811-02737

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant
Marc Bryant
Secretary of the Trust